Private Placement (Detail) - USD ($)		3 Months Ended	6 Months Ended
	Oct. 02, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Aggregate purchase price amount (in Dollars)			$ 14,000,000
Contribution in excess of fair value of Private Placement Warrants			$ 3,080,000
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate purchase (in Shares)		9,333,333	9,333,333
Warrant price	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price amount (in Dollars)	$ 4,800,000	$ 14,000,000	$ 14,000,000
Fair value per warrant			$ 1.17
Contribution in excess of fair value of Private Placement Warrants			$ 3,080,000
Class A Common Stock
Private Placement (Details) [Line Items]
Price per share	$ 11.50	$ 11.50	$ 11.50